ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Balance at beginning of year	¥ 4,845		¥ 5,881	¥ 12,110
Additions	242	$ 36	0	15
Reversal of recovered debts	0		(1,036)	(627)
Derecognition upon disposal of a subsidiary	0		0	(5,617)
Balance at end of year	¥ 5,087		¥ 4,845	¥ 5,881